Intangible Assets - Details Of Allocated Goodwill Based On Each Cash Generating Unit (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of information for cash-generating units [Line Items]
Goodwill	[1]	₩ 482,707	₩ 445,093
Description of basis on which unit's recoverable amount has been determined		The recoverable amount of the cash-generating unit is measured at larger amount among the fair value less costs to sell or the value to use.
Description of valuation techniques used to measure fair value less costs of disposal		The net fair value is calculated by deducting costs of disposal from the amount received from the sale of the cash-generating unit in an arm’s length transaction between the parties with reasonable judgment and willingness to negotiate. In case of difficulty in measuring this amount, the sale amount of a similar cash-generating unit in the past market is calculated by reflecting the characteristics of the cash-generating unit. If reliable information related to fair value less costs to sell is not available, value in use is considered as recoverable amount. Value in use is the present value of future cash flows expected to be generated by the cash-generating unit.
Description of key assumptions on which management has based cash flow projections		Future cash flows are estimated based on the latest financial budget approved by the management, with an estimated period of up to five years. The Group applied 1.0% growth rate to estimate future cash flow for the period over five years. The main assumptions used to estimate cash flows are about the size of the market and the share of the group. The appropriate discount rate for discounting future cash flows is the pre-tax discount rate, including assumptions about risk-free interest rates, market risk premium, and systemic risk of cash-generating units.
Explanation of main events and circumstances that led to recognition of impairment losses and reversals of impairment losses		The impairment test, which compares the carrying amount and recoverable amount of the cash-generating unit to which goodwill has been allocated, is conducted every year and every time an impairment sign occurs.
Woori Asset Management Corp.
Disclosure of information for cash-generating units [Line Items]
Goodwill	[1]	₩ 45,066	43,036
Discount rate		20.47%
Terminal growth rate		1.00%
Recoverable amount		₩ 253,573
Carrying amount		208,862
Woori Global Asset Management Co., Ltd.
Disclosure of information for cash-generating units [Line Items]
Goodwill	[1],[2]	0	2,030
Woori Asset Trust Co., Ltd.
Disclosure of information for cash-generating units [Line Items]
Goodwill	[1]	₩ 141,780	141,780
Discount rate		12.65%
Terminal growth rate		1.00%
Recoverable amount		₩ 719,560
Carrying amount		612,513
Woori Venture Partners Co., Ltd.
Disclosure of information for cash-generating units [Line Items]
Goodwill	[1]	₩ 41,527	41,527
Discount rate		12.98%
Terminal growth rate		1.00%
Recoverable amount		₩ 204,415
Carrying amount		185,565
Woori Investment Securities Co., Ltd
Disclosure of information for cash-generating units [Line Items]
Goodwill	[1]	₩ 15,139	0
Discount rate		11.47%
Terminal growth rate		1.00%
Recoverable amount		₩ 1,751,457
Carrying amount		1,171,779
PT Bank Woori Saudara Indonesia 1906 Tbk
Disclosure of information for cash-generating units [Line Items]
Goodwill	[1],[3]	₩ 109,262	100,267
Discount rate		16.70%
Terminal growth rate		1.00%
Recoverable amount		₩ 1,159,909
Carrying amount		1,157,185
WOORI BANK (CAMBODIA) PLC
Disclosure of information for cash-generating units [Line Items]
Goodwill	[1],[4]	₩ 64,584	56,513
Discount rate		14.08%
Terminal growth rate		1.00%
Recoverable amount		₩ 611,920
Carrying amount		608,181
PT Woori Finance Indonesia Tbk.
Disclosure of information for cash-generating units [Line Items]
Goodwill	[1],[5]	₩ 57,861	53,097
Discount rate		13.59%
Terminal growth rate		1.00%
Recoverable amount		₩ 144,221
Carrying amount		143,312
Others
Disclosure of information for cash-generating units [Line Items]
Goodwill	[1]	₩ 7,488	₩ 6,843

[1]	Allocated to the cash-generating unit that will benefit from the synergy effect of the business combination, and the cash-generating unit is generally comprised of the operating segment or sub-sectors.
[2]	Woori Asset Management Corp. merged with Woori Global Management Co., Ltd. through a business combination.
[3]	The Group has acquired Saudara Bank to expand retail sales in Indonesia, and recognized the goodwill as it is expected to strengthen the competitiveness by securing a local sales network in Indonesia.
[4]	The Group has acquired VisionFund Cambodia to expand retail sales in Cambodia, and recognized goodwill based on the economies of scale and acquired customer base.
[5]	The company acquired PT Batavia Prosperindo Finance Tbk to expand its installment financing operations in Indonesia. Goodwill was recognized due to the anticipated enhancement of competitiveness through securing a network in the Indonesian used car market and strengthening existing customer relationships.